Note 5 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2020		2019
	A$	%	A$	%
Profit/(loss) before income taxes	(7,638,024)		(6,163,764)
Computed by applying income tax rate of home jurisdiction	(2,291,407)	30	(1,849,129)	30
Effect of tax rates in foreign jurisdictions	17,122	0	(12,572)	1
Research & development incentive	1,103,924	(14)	1,092,085	(18)
Disallowed expenses/(income):
Acquisition of assets	0	0	(3,050,837)	49
Share based payment	51,970	(1)	(126,525)	2
Other	12,011	(0)	(676,733)	11
Amortization expense	(625,381)	8	0	0
Change in valuation allowance	1,731,761	(23)	3,316,210	(54)
Global intangible low-taxed income (GILTI) tax	0	0	(9,978)	0
Income tax expense/(benefit)	0	0	(1,317,479)	21

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	As of December 31,
	2020	2019
	A$	A$

Foreign	(489,187)	359,237
Domestic (Australia)	(7,148,837)	(6,523,001)
	(7,638,024)	(6,163,764)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2020	2019
	A$	A$
Deferred tax assets:
Operating loss carry forwards	5,232,734	4,506,287
Depreciation and amortization	2,030,293	1,709,678
Asset retirement obligations	820,440	780,000
Employee entitlements	181,222	239,899
Accruals	1,082,516	1,133,073
Decline in value of patents	1,121,593	1,170,092
Unrealized exchange loss	(88,319)	10,020
Other	(4,423)	(20,778)
Total deferred tax assets	10,376,056	9,528,271
Valuation allowance for deferred tax assets	(9,693,936)	(8,220,770)
Net deferred tax asset	682,120	1,307,501

Deferred tax liabilites:
Intangible assets	3,732,957	4,358,338
Total deferred tax liabilities	3,732,957	4,358,338
Net deferred tax liabilities	3,050,837	3,050,837